DIVIDEND DISTRIBUTION	12 Months Ended
Jun. 30, 2021
DIVIDEND DISTRIBUTION [Abstract]
DIVIDEND DISTRIBUTION

21.        DIVIDEND DISTRIBUTION

On July 21, 2020, our board of directors approved a one-time dividend of $4.0 million to our shareholders reflecting a portion of the cash generation from the business during fiscal year 2020. The dividend was paid on July 24, 2020 to TRGI, the holder of our Series A preferred share, which is entitled to a dividend preference that expires upon conversion of the Series A preferred share to common shares upon the completion of IPO.

One of the subsidiaries of IBEX Limited declared and paid dividend amounting to $0.1 during the year ended June 30, 2020 respectively. No dividends were declared during the year ended June 30, 2019. One of the subsidiaries of the Group paid a dividend liability of $1.6 million during the year ended June 30, 2019 which was declared in year ended June 30, 2017.